Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Schedule of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis

Assets and liabilities measured at fair value or disclosed at fair value on a recurring basis as at December 31, 2012 and 2011 consisted of the following (in millions):

	Fair Value Measurements as at December 31, 2012 Using:
	Total	Level 1	Level 2	Level 3
Assets:
Marketable securities	$9.0	$9.0	$—	$—
Liabilities:
Contingent consideration	$363.1	$—	$—	$363.1

	Fair Value Measurements as at December 31, 2011 Using:
	Total	Level 1	Level 2	Level 3
Assets:
Marketable securities	$14.9	$14.9	$—	$—
Liabilities:
Contingent consideration	$181.6	$—	$—	$181.6

Summary of Changes in Fair Value of all Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs

The table below provides a summary of the changes in fair value, including net transfers in and/or out, of all financial assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31, 2012 and 2011 (in millions):

	Balance at December 31, 2011	Net transfers in to (out of) Level 3	Purchases and settlements, net	Net accretion and fair value adjustments	Foreign currency translation	Balance at December 31, 2012
Liabilities:
Contingent consideration obligations	$181.6	$—	$197.3	$(21.3)	$5.5	$363.1

	Balance at December 31, 2010	Net transfers in to (out of) Level 3	Purchases and settlements, net	Net accretion and fair value adjustments	Foreign currency translation	Balance at December 31, 2011
Liabilities:
Contingent consideration obligations	$198.5	$—	$37.2	$(51.1)	$(3.0)	$181.6